Financial Instruments and Fair Value Measurements - Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Recurring measurements:
Derivative liability	$ 52	$ 0
Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)
Recurring measurements:
Investment in available for sale debt securities	5,048
Total	5,048
Significant Other Observable Inputs (Level 2)
Recurring measurements:
Derivative liability	52
Total	$ 52